AOT SOFTWARE PLATFORM ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 21.4%
Interactive Media & Services - 16.6%
Alphabet, Inc. - Class A	530	$165,233
Cargurus, Inc. (a)	375	11,512
Match Group, Inc.	440	13,904
Meta Platforms, Inc. - Class A	256	165,934
Pinterest, Inc. - Class A (a)	515	8,822
		365,405
Movies & Entertainment - 4.8%
Netflix, Inc. (a)	1,091	104,998
Total Communication Services		470,403

Consumer Discretionary - 9.5%
Broadline Retail - 9.5%
Amazon.com, Inc. (a)	718	150,780
eBay, Inc.	170	15,446
PDD Holdings, Inc. - ADR (a)	425	44,086
Total Consumer Discretionary		210,312

Financials - 22.5%
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	33	15,514

Consumer Finance - 3.4%
American Express Co.	210	64,869
Qfin Holdings, Inc. - ADR	719	10,469
		75,338
Financial Exchanges & Data - 2.5%
Coinbase Global, Inc. - Class A (a)	67	11,782
Moody's Corp.	56	26,745
MSCI, Inc.	29	16,583
		55,110
Investment Banking & Brokerage - 3.6%
Charles Schwab Corp.	510	48,552
Raymond James Financial, Inc.	86	13,165
Robinhood Markets, Inc. - Class A (a)	230	17,445
		79,162
Transaction & Payment Processing Services - 12.3%
Corpay, Inc. (a)	48	15,605
Fiserv, Inc. (a)	210	13,081
Mastercard, Inc. - Class A	200	103,442
PayPal Holdings, Inc.	274	12,661

AOT SOFTWARE PLATFORM ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Visa, Inc. - Class A	391	$125,175
		269,964
Total Financials		495,088

Health Care - 0.3%
Health Care Technology - 0.3%
Doximity, Inc. - Class A (a)	310	7,604

Industrials - 1.9%
Human Resource & Employment Services - 1.0%
Paychex, Inc.	126	11,800
Paycom Software, Inc.	83	10,444
		22,244
Research & Consulting Services - 0.9%
RELX PLC - ADR	546	18,995
Total Industrials		41,239

Information Technology - 43.3% (b)
Application Software - 14.0%
Adobe, Inc. (a)	131	34,376
AppLovin Corp. - Class A (a)	72	31,303
Autodesk, Inc. (a)	65	15,982
Dropbox, Inc. - Class A (a)	512	12,795
InterDigital, Inc.	40	14,661
Intuit, Inc.	84	34,358
Pegasystems, Inc.	231	10,102
PTC, Inc. (a)	80	12,527
Salesforce, Inc.	277	53,957
SAP SE - ADR	376	75,775
Zoom Communications, Inc. - Class A (a)	157	11,609
		307,445
Communications Equipment - 0.7%
F5, Inc. (a)	55	14,925

Internet Services & Infrastructure - 0.5%
GoDaddy, Inc. - Class A (a)	116	10,110

IT Consulting & Other Services - 0.4%
Gartner, Inc. (a)	64	10,061

Semiconductors - 7.3%
NVIDIA Corp.	913	161,774

AOT SOFTWARE PLATFORM ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Systems Software - 13.2%
Check Point Software Technologies Ltd. (a)	74	$11,253
Fortinet, Inc. (a)	171	13,514
Gen Digital, Inc.	520	11,736
Microsoft Corp.	343	134,710
Oracle Corp.	517	75,172
Qualys, Inc. (a)	95	8,785
ServiceNow, Inc. (a)	317	34,239
		289,409
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	598	157,980
Total Information Technology		951,704
TOTAL COMMON STOCKS (Cost $2,507,210)		2,176,350

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.60% (c)	7,760	7,760
TOTAL MONEY MARKET FUNDS (Cost $7,760)		7,760

TOTAL INVESTMENTS - 99.3% (Cost $2,514,970)		$2,184,110
Other Assets in Excess of Liabilities - 0.7%		14,738
TOTAL NET ASSETS - 100.0%		$2,198,848
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AOT ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

AOT Software Platform ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$2,176,350	$—	$—	$2,176,350
Money Market Funds	7,760	—	—	7,760
Total Investments	$2,184,110	$—	$—	$2,184,110
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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